SEGMENT INFORMATION (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment		4
Number of reportable segments | segment		4
Revenues		$ 245,316	$ 205,622	$ 198,871
Gross profit		220,104	188,060	177,729
RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		227,134	205,622	198,871
Gross profit		204,467	188,060	177,729
JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		18,182	0	0
Gross profit		15,637	0	0
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		239,107	200,082	193,419
Gross profit		217,858	186,263	176,266
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		221,213	200,082	193,419
Gross profit		202,441	186,263	176,266
US | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 17,900	17,894	0	0
Gross profit		15,417	0	0
Europe and RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		6,209	5,540	4,933
Gross profit		2,246	1,797	1,463
Europe and RoW | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		5,921	5,540	5,452
Gross profit		2,026	1,797	1,463
Europe and RoW | JOENJA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		288	0	0
Gross profit		$ 220	$ 0	$ 0